Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income taxes at the statutory Canadian income tax rate to net income taxes included in the accompanying statements of operations is as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Loss before income taxes		(16,256,876)	(16,418,088)

Statutory rate		28.3%	31.0%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	-
Effect of tax return true-up items		(75,181)	-
Change in valuation allowance		6,032,833	4,346,850

Recovery of future income taxes	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred tax assets and liabilities are as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Future income tax assets
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	-	(34,698,000)	(28,666,000)

	-	-	-

Future income tax liabilities
Asset basis differences	-	-

Net deferred tax asset (future income tax liability)	-	-	-